Debt - Summary of Allocation of Senior Secured Delayed Draw Term loan (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
Proforma Debt Instrument [Line Items]
Outstanding Balance	$ 696,000,000
Allocation of Unamortized Cost	20,000,000
Percentage of Outstanding Balance	100.00%
Loss Extinguishment of Debt	(4,000,000)
Senior Secured Term Loan
Proforma Debt Instrument [Line Items]
Outstanding Balance	547,000,000
Allocation of Unamortized Cost	16,000,000
Percentage of Outstanding Balance	79.00%
Loss Extinguishment of Debt
Senior Secured Delayed Draw
Proforma Debt Instrument [Line Items]
Outstanding Balance	149,000,000
Allocation of Unamortized Cost	4,000,000
Percentage of Outstanding Balance	21.00%
Loss Extinguishment of Debt	$ 4,000,000